STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.1%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	320,000		347,706
The Boeing Company, Sr. Unscd. Notes	1.95	2/1/2024	300,000		303,111
				650,817
Airlines - .2%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	279,872		241,766
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		255,843
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	341,954		341,556
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	266,013		252,170
				1,091,335
Automobiles & Components - .1%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	150,000		168,183
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	150,000		153,727
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	300,000	[a]	309,897
				631,807
Banks - 1.0%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		213,105
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	525,000		589,119
Citigroup, Sub. Notes	4.45	9/29/2027	435,000		510,440
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		329,381
Deutsche Bank, Sr. Unscd. Notes	2.22	9/18/2024	250,000		255,268
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		218,026
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[b]	289,985
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[a,b]	228,201
Morgan Stanley, Sub. Notes	4.88	11/1/2022	580,000		627,217
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	335,000		411,140
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a,b]	292,749
Societe Generale, Sub. Notes	4.75	11/24/2025	200,000	[a]	224,959
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	480,000		735,442
				4,925,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.1% (continued)
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	375,000	490,587
Chemicals - .2%
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	110,000	128,246
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	300,000	345,817
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	230,000	[a] 249,034
				723,097
Commercial & Professional Services - .2%
Duke University, Unscd. Bonds, Ser. 2020	2.68	10/1/2044	250,000	266,018
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	350,000	414,315
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	408,036
				1,088,369
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	253,045	258,591
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	315,000	329,883
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	565,816
				1,154,290
Diversified Financials - .1%
Aircastle, Sr. Unscd. Notes	5.50	2/15/2022	250,000	257,904
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	200,000	212,396
				470,300
Electronic Components - .1%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	300,000	331,702
Energy - .4%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	265,457
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	290,321
Diamondback Energy, Gtd. Notes	5.38	5/31/2025	140,000	145,766
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	315,000	356,742
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	191,339
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	200,000	227,400
Shell International Finance, Gtd. Notes	3.50	11/13/2023	300,000	326,866
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	212,981
				2,016,872

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.1% (continued)
Environmental Control - .1%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000	257,507
Financials - .1%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a] 265,522
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	200,000	[a] 221,329
				486,851
Health Care - .4%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	325,000	369,912
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	325,000	479,682
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	435,000	552,010
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000	247,888
Trinity Health, Sr. Unscd. Bonds, Ser. 2019	3.43	12/1/2048	440,000	482,541
				2,132,033
Industrial - .1%
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	280,000	290,017
Information Technology - .3%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000	336,854
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	275,000	365,555
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	360,000	387,145
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000	340,188
				1,429,742
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[b] 103,970
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	250,000	285,474
				389,444
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	300,000	313,459
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	315,000	324,866
eBay, Sr. Unscd. Notes	1.90	3/11/2025	320,000	[c] 334,443
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	325,000	[a] 369,834
				1,342,602
Media - .1%
Comcast, Gtd. Notes	3.60	3/1/2024	455,000	500,350
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000	158,051
				658,401
Municipal Securities - .9%
California, GO	3.38	4/1/2025	175,000	195,463
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000	539,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.1% (continued)
Municipal Securities - ..9% (continued)
California University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	215,000	222,491
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000	161,735
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	415,200
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	308,106
New York City Water & Sewer System, Revenue Bonds	6.28	6/15/2042	320,000	320,669
New York City Water & Sewer System, Revenue Bonds, Ser. CC	6.28	6/15/2042	210,000	210,456
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000	254,327
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000	257,978
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	280,000	292,216
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	250,000	275,792
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	210,000	210,813
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	340,000	409,887
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	160,000	159,194
				4,233,352
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	308,954
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	400,000	483,913
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	200,000	210,632
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000	277,463
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	185,257
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	165,000	189,704
				1,655,923
Retailing - .1%
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	225,000	260,455

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.1% (continued)
Retailing - .1% (continued)
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	200,000		231,896
				492,351
Semiconductors & Semiconductor Equipment - .2%
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	300,000		330,703
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		270,543
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	315,000		378,031
NXP Funding, Gtd. Notes	2.70	5/1/2025	100,000	[a]	107,505
				1,086,782
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	300,000		416,557
Telecommunication Services - .4%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	460,000		551,535
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		345,091
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	325,000	[a]	335,257
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	570,000		842,413
				2,074,296
Transportation - .3%
Canadian Pacific Railway, Gtd. Notes	2.05	3/5/2030	150,000		156,964
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	310,000		355,119
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	315,000		344,978
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000		345,851
				1,202,912
U.S. Government Agencies Mortgage-Backed - 3.9%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			331,326	[d]	332,815
2.00%, 11/1/2040			428,413	[d]	446,437
2.50%, 5/1/2050-11/1/2050			1,623,543	[d]	1,699,487
3.00%, 7/1/2050			1,005,773	[d]	1,052,867
3.50%, 1/1/2040-9/1/2049			706,478	[d]	750,251
4.00%, 11/1/2049			315,468	[d]	336,734
5.00%, 8/1/2049			241,019	[d]	267,534
Federal National Mortgage Association:
2.00%, 11/1/2035-11/1/2050			828,398	[d]	862,401
2.50%, 2/1/2035-10/1/2050			1,870,040	[d]	1,959,997
3.00%, 12/1/2034-8/1/2050			2,396,624	[d]	2,515,474
3.50%, 5/1/2049-1/1/2050			1,202,140	[d]	1,270,105
4.00%, 11/1/2049-2/1/2050			823,968	[d]	880,215
4.50%, 3/1/2050			488,644	[d]	530,767
Government National Mortgage Association I:
4.00%, 7/15/2049			253,248		268,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.1% (continued)
U.S. Government Agencies Mortgage-Backed - 3.9% (continued)
Government National Mortgage Association II:
2.50%, 6/20/2050			705,805		738,459
3.00%, 6/20/2050-8/20/2050			1,210,939		1,266,994
3.50%, 1/20/2048-5/20/2050			1,706,739		1,808,202
4.00%, 7/20/2050			898,853		958,633
4.50%, 2/20/2050			610,421		655,352
				18,600,872
U.S. Treasury Securities - 2.4%
U.S. Treasury Bonds	1.13	8/15/2040	570,000		546,398
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.25	2/15/2050	298,655	[e]	354,518
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	304,344	[e]	322,465
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	987,507	[e]	1,048,889
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	301,700	[e]	331,833
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	620,121	[e]	672,295
U.S. Treasury Notes	0.25	6/30/2025	135,000		134,499
U.S. Treasury Notes	0.25	8/31/2025	20,000	[c]	19,913
U.S. Treasury Notes	0.25	10/31/2025	635,000	[c]	631,726
U.S. Treasury Notes	0.50	8/31/2027	625,000		621,216
U.S. Treasury Notes	0.63	5/15/2030	1,720,000		1,689,900
U.S. Treasury Notes	0.63	8/15/2030	485,000	[c]	475,300
U.S. Treasury Notes	1.50	2/15/2030	650,000		690,930
U.S. Treasury Notes	1.75	12/31/2026	260,000	[c]	279,449
U.S. Treasury Notes	1.75	11/15/2029	1,165,000	[c]	1,264,571
U.S. Treasury Notes	2.00	11/15/2026	525,000	[c]	571,553
U.S. Treasury Notes	2.25	11/15/2027	355,000		395,021
U.S. Treasury Notes	2.38	5/15/2027	605,000		675,473
U.S. Treasury Notes	2.50	2/28/2026	345,000		382,694
U.S. Treasury Notes	2.63	1/31/2026	120,000		133,725
U.S. Treasury Notes	2.88	11/30/2025	250,000		280,996
U.S. Treasury Notes	3.13	11/15/2028	215,000		255,405
				11,778,769
Utilities - .3%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000		192,033
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000		328,004

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.1% (continued)
Utilities - .3% (continued)
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	280,000		314,843
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	335,000		414,349
				1,249,229
Total Bonds and Notes (cost $59,662,429)			63,351,848
Description			Shares		Value ($)
Common Stocks - 24.8%
Advertising - .0%
Omnicom Group			1,955		123,165
Aerospace & Defense - .4%
General Dynamics			1,259		188,032
Howmet Aerospace			2,805	[f]	65,805
Lockheed Martin			1,550		565,750
Northrop Grumman			673		203,421
Raytheon Technologies			7,459		534,959
Teledyne Technologies			187	[f]	70,675
The Boeing Company			1,385	[f]	291,833
				1,920,475
Agriculture - .2%
Altria Group			6,156		245,193
Archer-Daniels-Midland			960		47,779
Philip Morris International			6,759		511,994
				804,966
Airlines - .1%
Delta Air Lines			4,375	[f]	176,094
Southwest Airlines			2,875	[f]	133,228
				309,322
Automobiles & Components - .1%
BorgWarner			4,815		187,063
Ford Motor			21,775	[f]	197,717
General Motors			4,685	[f]	205,390
				590,170
Banks - .9%
Bank of America			40,903		1,151,828
Citigroup			3,706		204,089
Citizens Financial Group			4,435		144,847
Comerica			2,895		142,434
Huntington Bancshares			11,460		138,437
JPMorgan Chase & Co.			9,739		1,148,033
M&T Bank			1,249		145,496
People's United Financial			7,200		89,280
Regions Financial			11,540		176,216
The PNC Financial Services Group			2,230		307,896
Truist Financial			6,838		317,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 24.8% (continued)
Banks - .9% (continued)
U.S. Bancorp	8,230	355,618
Wells Fargo & Co.	5,324	145,611
Zions Bancorp	2,290	88,371
		4,555,576
Beverage Products - .5%
CVS Health	6,035	409,113
Molson Coors Beverage, Cl. B	1,840	[f] 84,640
Monster Beverage	3,998	[f] 338,950
PepsiCo	4,976	717,688
The Coca-Cola Company	15,688	809,501
		2,359,892
Building Materials - .1%
Carrier Global	4,240	161,417
Johnson Controls International	3,882	178,727
		340,144
Chemicals - .5%
Air Products & Chemicals	959	268,654
Albemarle	805	109,456
Celanese	773	99,972
Dow	3,260	172,813
DuPont de Nemours	3,360	213,158
Eastman Chemical	1,785	173,859
Ecolab	1,052	233,702
FMC	795	92,228
Linde	1,988	509,763
LyondellBasell Industries, Cl. A	1,455	123,821
PPG Industries	880	129,158
The Sherwin-Williams Company	253	189,150
Vulcan Materials	628	87,700
		2,403,434
Commercial & Professional Services - .3%
Automatic Data Processing	1,940	337,327
Cintas	455	161,662
Equifax	579	96,635
FLEETCOR Technologies	295	[f] 78,237
IHS Markit	1,430	142,228
Nielsen Holdings	3,950	63,872
S&P Global	1,756	617,726
		1,497,687
Consumer Discretionary - .4%
Chipotle Mexican Grill	116	[f] 149,574
D.R. Horton	1,990	148,255
Darden Restaurants	970	104,741
Hasbro	793	73,773

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Consumer Discretionary - .4% (continued)
Hilton Worldwide Holdings	1,111	[f]	115,133
Las Vegas Sands	1,245	[f]	69,359
Lennar, Cl. A	1,875		142,238
Marriott International, Cl. A	1,376	[f]	174,573
MGM Resorts International	3,600		101,700
Royal Caribbean Cruises	1,143	[f]	90,080
Starbucks	4,622		453,048
Whirlpool	646		125,718
Wynn Resorts	770	[f]	77,385
Yum! Brands	695		73,531
		1,899,108
Consumer Durables & Apparel - .2%
NIKE, Cl. B	6,087		819,919
Tapestry	4,150	[f]	117,528
		937,447
Consumer Staples - .4%
Church & Dwight	1,145		100,497
Colgate-Palmolive	3,080		263,771
Coty, Cl. A	6,475	[f]	46,555
The Estee Lauder Companies, Cl. A	756		185,462
The Procter & Gamble Company	8,778		1,219,001
		1,815,286
Diversified Financials - 1.2%
American Express	4,973		589,748
BlackRock	577		402,948
Capital One Financial	1,865		159,719
CME Group	1,728		302,452
Discover Financial Services	2,185		166,431
Intercontinental Exchange	1,949		205,639
Invesco	8,985		145,827
Mastercard, Cl. A	3,268		1,099,715
Moody's	692		195,379
Morgan Stanley	4,770		294,929
Northern Trust	1,381		128,599
State Street	1,330		93,738
T. Rowe Price Group	856		122,759
The Goldman Sachs Group	787		181,466
Visa, Cl. A	7,827		1,646,409
		5,735,758
Electronic Components - .5%
AMETEK	1,235		146,385
Amphenol, Cl. A	878		114,851
Emerson Electric	2,845		218,553
Fastenal	3,550		175,548

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 24.8% (continued)
Electronic Components - .5% (continued)
Fortive	1,255	88,013
Garmin	1,168	136,376
Honeywell International	3,094	630,928
PACCAR	2,645	230,274
Quanta Services	2,165	147,956
Roper Technologies	584	249,368
TE Connectivity	1,585	180,642
United Rentals	642	[f] 145,721
Vontier	502	[f] 16,651
		2,481,266
Energy - .6%
Baker Hughes	3,415	63,929
Cabot Oil & Gas	3,440	60,269
Chevron	6,702	584,280
Concho Resources	1,626	93,462
ConocoPhillips	5,954	235,540
Devon Energy	5,325	74,497
Diamondback Energy	1,550	61,938
EOG Resources	4,635	217,289
Exxon Mobil	11,256	429,191
Halliburton	4,425	73,411
Hess	1,820	85,868
HollyFrontier	1,735	40,582
Kinder Morgan	11,872	170,719
Marathon Oil	11,755	69,590
Marathon Petroleum	2,000	77,760
Schlumberger	9,835	204,470
The Williams Companies	5,805	121,789
Valero Energy	2,161	116,197
		2,780,781
Environmental Control - .0%
Waste Management	1,115	132,830
Food & Staples Retailing - .4%
Costco Wholesale	1,497	586,480
Sysco	1,860	132,599
The Kroger Company	3,305	109,065
Walmart	7,897	1,206,583
		2,034,727
Food Products - .2%
Conagra Brands	2,645	96,701
General Mills	3,390	206,180
McCormick & Co.	619	115,741
Mondelez International, Cl. A	4,860	279,207
The Hershey Company	673	99,530

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Food Products - .2% (continued)
The J.M. Smucker Company	883		103,488
The Kraft Heinz Company	2,415		79,550
Tyson Foods, Cl. A	1,665		108,558
		1,088,955
Forest Products & Paper - .0%
International Paper	2,340		115,783
Health Care - 3.4%
Abbott Laboratories	7,051		763,059
AbbVie	6,780		709,052
ABIOMED	235	[f]	64,414
Agilent Technologies	4,132		483,031
Align Technology	292	[f]	140,537
AmerisourceBergen	683		70,424
Amgen	3,439		763,596
Anthem	1,162		361,986
Baxter International	2,655		201,966
Becton Dickinson & Co.	1,281		300,830
Biogen	670	[f]	160,914
Bristol-Myers Squibb	8,833		551,179
Centene	1,544	[f]	95,188
Cigna	220	[f]	46,011
Corteva	2,493		95,532
Danaher	3,937		884,368
DexCom	334	[f]	106,773
Edwards Lifesciences	2,701	[f]	226,587
Eli Lilly & Co.	2,634		383,642
Gilead Sciences	4,620		280,295
HCA Healthcare	1,394		209,253
Henry Schein	830	[f]	53,377
Hologic	1,130	[f]	78,117
Humana	547		219,084
IDEXX Laboratories	678	[f]	312,544
Illumina	435	[f]	140,109
Intuitive Surgical	434	[f]	315,106
Johnson & Johnson	12,296		1,778,985
Laboratory Corp. of America Holdings	610	[f]	121,902
McKesson	503		90,495
Medtronic	3,056		347,467
Merck & Co.	8,590		690,550
Pfizer	29,006		1,111,220
Quest Diagnostics	859		106,499
Regeneron Pharmaceuticals	328	[f]	169,258
ResMed	547		114,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Health Care - 3.4% (continued)
Steris	559		108,340
Stryker	716		167,114
Teleflex	189		72,340
The Cooper Companies	379	[f]	127,048
Thermo Fisher Scientific	2,194		1,020,166
UnitedHealth Group	3,840		1,291,546
Universal Health Services, Cl. B	906	[f]	118,305
Varian Medical Systems	389	[f]	67,678
Vertex Pharmaceuticals	710	[f]	161,703
Viatris	3,599	[f]	60,535
Zimmer Biomet Holdings	1,160		172,979
Zoetis	2,677		429,337
		16,345,092
Household & Personal Products - .1%
Kimberly-Clark	2,190		305,089
The Clorox Company	567		115,078
		420,167
Industrial - .5%
3M	1,391		240,267
Caterpillar	1,778		308,643
Copart	965	[f]	111,409
Deere & Co.	1,345		351,879
Dover	1,264		154,246
Eaton	1,820		220,420
Illinois Tool Works	995		210,035
Ingersoll Rand	1,960	[f]	86,769
Otis Worldwide	1,409		94,318
Parker-Hannifin	660		176,392
Snap-on	691		121,512
Stanley Black & Decker	643		118,511
Textron	1,495		67,425
Trane Technologies	1,630		238,371
Westinghouse Air Brake Technologies	1,035		75,866
		2,576,063
Information Technology - 2.8%
Activision Blizzard	2,530	[f]	201,084
Adobe	2,367	[f]	1,132,538
Autodesk	1,212	[f]	339,639
Cadence Design Systems	3,651	[f]	424,611
Cognizant Technology Solutions, Cl. A	2,265		176,964
eBay	4,207		212,159
Electronic Arts	931		118,935

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Information Technology - 2.8% (continued)
Fidelity National Information Services	1,680		249,329
Fiserv	835	[f]	96,175
Global Payments	521		101,694
International Business Machines	3,857		476,417
Intuit	1,198		421,720
Microsoft	31,027		6,641,950
MSCI	369		151,076
Oracle	7,353		424,415
Paychex	1,685		156,958
PayPal Holdings	4,278	[f]	916,005
salesforce.com	3,176	[f]	780,661
ServiceNow	645	[f]	344,785
		13,367,115
Insurance - .8%
Aflac	3,260		143,212
American International Group	5,565		213,919
Aon, Cl. A	550		112,690
Berkshire Hathaway, Cl. B	7,272	[f]	1,664,634
Chubb	541		79,976
Cincinnati Financial	1,105		84,367
Lincoln National	2,170		102,467
Marsh & McLennan Companies	1,500		171,960
Principal Financial Group	2,115		105,306
Prudential Financial	2,695		203,796
The Allstate	1,955		200,094
The Progressive	4,798		417,954
The Travelers Companies	1,223		158,562
Unum Group	4,510		100,257
W.R. Berkley	1,310		85,320
Willis Towers Watson	447		93,061
		3,937,575
Internet Software & Services - 2.7%
Alphabet, Cl. A	1,282	[f]	2,249,141
Alphabet, Cl. C	1,312	[f]	2,310,091
Amazon.com	1,685	[f]	5,338,147
Booking Holdings	109	[f]	221,101
Facebook, Cl. A	9,757	[f]	2,702,396
		12,820,876
Materials - .1%
Amcor	8,365		94,775
Ball	2,279		218,807
WestRock	3,225		136,127
		449,709

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Media - .7%
Charter Communications, Cl. A	1,000	[f]	651,990
Comcast, Cl. A	14,751		741,090
Fox, Cl. A	3,410		98,344
Live Nation Entertainment	1,050	[f]	68,933
Netflix	1,796	[f]	881,297
The Walt Disney Company	6,359	[f]	941,196
ViacomCBS, Cl. B	3,680		129,830
		3,512,680
Metals & Mining - .1%
Freeport-McMoRan	4,920	[f]	115,079
Newmont	3,695		217,340
		332,419
Real Estate - .6%
Alexandria Real Estate Equities	704	[g]	115,266
American Tower	1,726	[g]	399,051
Apartment Investment & Management, Cl. A	2,432	[g]	73,816
Crown Castle International	1,619	[g]	271,296
Digital Realty Trust	1,072	[g]	144,452
Equinix	311	[g]	217,013
Essex Property Trust	641	[g]	157,609
Extra Space Storage	696	[g]	78,460
Federal Realty Investment Trust	1,170	[g]	102,047
Iron Mountain	2,760	[g]	75,900
Prologis	2,775	[g]	277,639
Public Storage	1,223	[g]	274,515
Realty Income	1,550	[g]	92,954
Regency Centers	1,970	[g]	89,793
SBA Communications	464	[g]	133,252
SL Green Realty	1,375	[g]	79,613
UDR	3,160	[g]	121,565
Ventas	1,715	[g]	82,166
Welltower	2,525	[g]	159,025
Weyerhaeuser	3,365	[g]	97,720
		3,043,152
Retailing - .9%
AutoZone	133	[f]	151,307
Best Buy	700		76,160
CarMax	1,205	[f]	112,643
Dollar General	999		218,361
Dollar Tree	1,125	[f]	122,895
Domino's Pizza	170		66,737
Expedia Group	657	[f]	81,790
Kohl's	2,895	[f]	93,219

Description	Shares		Value ($)
Common Stocks - 24.8% (continued)
Retailing - .9% (continued)
Lowe's	3,142		489,586
McDonald's	2,667		579,912
O'Reilly Automotive	271	[f]	119,901
Ross Stores	1,686	[f]	181,279
Target	2,038		365,882
The Gap	4,135	[f]	86,670
The Home Depot	4,192		1,162,903
The TJX Companies	2,512	[f]	159,537
Tractor Supply	840		118,280
		4,187,062
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices	4,585	[f]	424,846
Analog Devices	1,429		198,745
Applied Materials	3,365		277,545
Broadcom	1,604		644,134
Intel	18,068		873,588
KLA	775		195,277
Lam Research	480		217,277
Maxim Integrated Products	1,925	[f]	159,852
Microchip Technology	1,198		160,999
NVIDIA	2,474		1,326,212
Qorvo	750	[f]	117,510
Skyworks Solutions	1,133		159,946
Texas Instruments	3,519		567,439
Xilinx	1,198		174,369
		5,497,739
Technology Hardware & Equipment - 2.2%
Accenture, Cl. A	3,750		934,087
Apple	65,356		7,780,632
Corning	3,205		119,931
DXC Technology	2,550	[f]	55,871
F5 Networks	686	[f]	111,688
FLIR Systems	1,005		38,431
Fortinet	1,045	[f]	128,775
HP	7,751		169,979
Juniper Networks	5,520		120,170
Keysight Technologies	945	[f]	113,438
MarketAxess Holdings	161		86,808
Qualcomm	4,134		608,401
Seagate Technology	2,080		122,325
Zebra Technologies, Cl. A	296	[f]	112,012
		10,502,548
Telecommunication Services - .6%
Arista Networks	340	[f]	92,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 24.8% (continued)
Telecommunication Services - .6% (continued)
AT&T		27,405	787,894
CenturyLink		7,425	77,591
Cisco Systems		11,740	505,055
T-Mobile US		1,886	[f] 250,725
Verizon Communications		17,078	1,031,682
			2,744,985
Transportation - .5%
CSX		1,721	154,976
FedEx		920	263,654
Norfolk Southern		2,185	517,889
Union Pacific		4,197	856,524
United Parcel Service, Cl. B		2,610	446,493
			2,239,536
Utilities - .7%
Ameren		1,535	119,392
Atmos Energy		1,059	101,548
CenterPoint Energy		6,355	147,372
CMS Energy		2,160	132,926
Consolidated Edison		2,535	193,294
Dominion Energy		1,665	130,686
DTE Energy		1,340	168,585
Duke Energy		165	15,289
Edison International		3,500	214,760
Evergy		3,065	169,832
Exelon		7,705	316,444
NextEra Energy		7,404	544,860
NiSource		4,560	110,352
NRG Energy		2,295	75,161
Pinnacle West Capital		1,790	146,512
PPL		7,200	204,624
Public Service Enterprise Group		2,960	172,509
Sempra Energy		1,711	218,118
The AES		4,010	81,964
Xcel Energy		2,840	191,302
			3,455,530
Total Common Stocks (cost $74,349,426)		119,359,020

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000	405,900

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 62.0%
Registered Investment Companies - 62.0%
BNY Mellon Corporate Bond Fund, Cl. M		1,089,674	[h]	15,113,783
BNY Mellon Emerging Markets Fund, Cl. M		2,431,276	[f,h]	30,001,948
BNY Mellon Floating Rate Income Fund, Cl. Y		1,013,111	[h]	11,417,763
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,067,212	[f,h]	56,804,767
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,056,003	[f,h]	8,965,469
BNY Mellon High Yield Fund, Cl. I		1,937,771	[h]	11,781,645
BNY Mellon Income Stock Fund, Cl. M		1,630,990	[h]	13,292,567
BNY Mellon Intermediate Bond Fund, Cl. M		2,057,850	[h]	26,937,260
BNY Mellon International Equity Fund, Cl. Y		850,494	[f,h]	19,671,922
BNY Mellon International Fund, Cl. M		18,519	[f,h]	255,194
BNY Mellon International Small Cap Fund, Cl. Y		897,017	[f,h]	12,226,342
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		718,040	[f,h]	15,409,144
BNY Mellon Research Growth Fund, Cl. Y		790,355	[f,h]	16,589,559
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		723,191	[f,h]	23,424,148
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		611,542	[f,h]	15,019,477
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		214,563	[f,h]	4,615,247
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		927,610	[f,h]	15,045,825
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.10	1,945,724	[h]	1,945,724
Total Investment Companies (cost $233,864,435)		298,517,784

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $16,050)	0.10	16,050	[h]	16,050
Total Investments (cost $368,267,340)		100.0%	481,650,602
Cash and Receivables (Net)		0.0%	126,615

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	481,777,217

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $2,604,287 or .54% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $2,025,060 and the value of the collateral was $2,070,309, consisting of cash collateral of $16,050 and U.S. Government & Agency securities valued at $2,054,259.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Commercial Mortgage-Backed	−	1,154,290	−	1,154,290
Corporate Bonds	−	27,584,565	−	27,584,565
Equity Securities―Common Stocks	119,359,020	−	−	119,359,020
Equity Securities―Preferred Stocks	405,900	−	−	405,900
Investment Companies	298,533,834	−	−	298,533,834
Municipal Securities	−	4,233,352	−	4,233,352
U.S. Government Agencies Mortgage-Backed	−	18,600,872	−	18,600,872
U.S. Treasury Securities	−	11,778,769	−	11,778,769

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $113,383,262, consisting of $115,782,747 gross unrealized appreciation and $2,399,485 gross unrealized depreciation

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.